Right-of-Use Assets and Lease liabilities - Schedule of Lease Interest Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about leases for lessee [abstract]
Interest expense on lease liabilities (vessels and office)	€ 746	€ 428	€ 25
Short-term lease expense	€ 614	€ 477	€ 180